PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

November 15, 2021

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Sally Samuel

Re:	Dreyfus Government Cash Management Funds (Registration Nos: 002-89359; 811-03964)

To Whom It May Concern:

On behalf of Dreyfus Government Cash Management (the "Fund"), a series of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 71 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add one new class of shares to the Fund— BOLDSM Shares.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act prior to the effective date of the Amendment in order to designate a new effective date, file certain exhibits, including a Certificate of Amendment, Rule 18f-3 Plan and the consent of the Registrant's independent registered public accounting firm, update performance information and to make certain other revisions.

Please telephone the undersigned at 212.969.3379, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:	David Stephens
Jeff Prusnofsky